Investments (Narrative) (Details) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2022 USD ($) loan item security	Dec. 31, 2021 USD ($) loan item security	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) loan item security
Schedule of Investments [Line Items]
Decrease in gross AFS securities unrealized gains (losses)	$ (12,100)
Unrealized gain (loss), trading securities	$ (628)	$ (47)	$ 117
Number of partnerships in alternative investment portfolio | security	328	305		328
Alternative investments as a percentage of overall invested assets		2.00%
Fair value of collateral received that we are permitted to sell or re-pledge	$ 25			$ 25
Investment commitments	2,300			2,300
Investment commitments for limited partnerships	1,800			1,800
Investment commitments for private placements	298			298
Investment commitments for mortgage loans on real estate	$ 226			$ 226
Minimum [Member]
Schedule of Investments [Line Items]
Percentage of the fair value of securities obtained as collateral under reverse repurchase agreements.	80.00%			80.00%
Maximum [Member]
Schedule of Investments [Line Items]
Percentage of the fair value of securities obtained as collateral under reverse repurchase agreements.	95.00%			95.00%
Commercial [Member]
Schedule of Investments [Line Items]
Number of impaired loans | item	2	4		2
Impaired financing receivable, principal balance	$ 1	$ 1		$ 1
Residential [Member]
Schedule of Investments [Line Items]
Financing Receivable, Number of Loans In Foreclosure	49	34		49
Number of impaired loans | loan	37	50		37
Impaired financing receivable, principal balance	$ 16	$ 22		$ 16
Mortgage Loans in Process of Foreclosure, Amount	21	15		21
Financial Service [Member] | Investments [Member]
Schedule of Investments [Line Items]
Fair value	$ 19,200	$ 21,700		$ 19,200
Mortgage Loans On Real Estate [Member] | Geographic Concentration [Member] | Commercial [Member] | California [Member]
Schedule of Investments [Line Items]
Concentration risk, percentage	28.00%	26.00%
Mortgage Loans On Real Estate [Member] | Geographic Concentration [Member] | Commercial [Member] | Texas [Member]
Schedule of Investments [Line Items]
Concentration risk, percentage				9.00%
Mortgage Loans On Real Estate [Member] | Geographic Concentration [Member] | Residential [Member] | California [Member]
Schedule of Investments [Line Items]
Concentration risk, percentage	22.00%	14.00%
Mortgage Loans On Real Estate [Member] | Geographic Concentration [Member] | Residential [Member] | NEW JERSEY
Schedule of Investments [Line Items]
Concentration risk, percentage	17.00%	12.00%
Corporate Bonds [Member]
Schedule of Investments [Line Items]
Percentage of fair value rated as investment grade	96.00%	96.00%		96.00%
Amortized cost of portfolio rated below investment grade	$ 3,500			$ 3,500
Fair value of portfolio rated below investment grade	3,300	$ 3,700		$ 3,300
Mortgage Loans On Real Estate [Member]
Schedule of Investments [Line Items]
Financing Receivable, Credit Loss, Expense (Reversal)	$ 3	$ (111)	$ 117
Mortgage Loans On Real Estate [Member] | Residential [Member]
Schedule of Investments [Line Items]
Number of loans past due | loan	73	65		73
Fixed Maturity AFS Securities [Member] | Federal Home Loan Mortgage Corporation [Member] | Investments [Member]
Schedule of Investments [Line Items]
Fair value	$ 995	$ 910		$ 995
Concentration risk, percentage		1.00%
Fixed Maturity AFS Securities [Member] | Financial Service [Member] | Investments [Member]
Schedule of Investments [Line Items]
Concentration risk, percentage	15.00%	14.00%
Securities [Member] | Federal Home Loan Mortgage Corporation [Member] | Investments [Member]
Schedule of Investments [Line Items]
Fair value	$ 702			702
Concentration risk, percentage	1.00%
Securities [Member] | White Chapel LLC [Member] | Investments [Member]
Schedule of Investments [Line Items]
Fair value	$ 1			1
Concentration risk, percentage	1.00%
Securities [Member] | Consumer Non-Cyclical Industry [Member] | Investments [Member]
Schedule of Investments [Line Items]
Fair value	$ 14,300	$ 18,600		$ 14,300
Concentration risk, percentage	11.00%	12.00%